Note 15 - Fair Value Measurement (Details) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 19, 2013	Nov. 25, 2013	Aug. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 19, 2013
Note 15 - Fair Value Measurement (Details) [Line Items]
Proceeds from Convertible Debt	$ 250,000	$ 200,000	$ 200,000				$ 600,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.02									$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days										20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)										$ 0.04
Derivative Asset, Fair Value, Gross Liability	$ 243,889									$ 243,889
Net Income (Loss) Available to Common Stockholders, Basic				$ (720,353)	$ (570,634)	$ (2,072,548)	$ (1,290,861)	$ (1,871,228)	$ (3,858,656)
Net Income (Loss), Impact of 10 Percent Lower in Closing Stock Price								15,000
Net Income (Loss), Impact of 10 Percent Higher in Closing Stock Price								(26,000)
Net Income Loss, Impact of 10 Percent Lower in Volatility Assumption								7,000
Net Income (Loss), Impact of 10 Percent Higher in Volatility Assumption								$ (13,000)
Share Price (in Dollars per share)				$ 0.0155		$ 0.0155
Minimum [Member] | Beneficial Conversion Feature [Member] | Monte Carlo Simulation [Member]
Note 15 - Fair Value Measurement (Details) [Line Items]
Share Price (in Dollars per share)				0.011		$ 0.011
Fair Value Assumptions, Expected Volatility Rate						94.40%
Maximum [Member] | Beneficial Conversion Feature [Member] | Monte Carlo Simulation [Member]
Note 15 - Fair Value Measurement (Details) [Line Items]
Share Price (in Dollars per share)				$ 0.036		$ 0.036
Fair Value Assumptions, Expected Volatility Rate						99.70%